Revenue and Contracts with Customers (Details) - Schedule of Summarizes Deferred Revenue Activity - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Summarizes Deferred Revenue Activity [Abstract]
Deferred revenue beginning balance	$ 730,573	$ 1,117,703
Net additions	4,719,118	5,446,403
Revenue recognized	4,979,817	5,833,533
Deferred revenue ending balance	$ 469,874	$ 730,573